Stock-Based Compensation (Summary of Stock Option Activity) (Parenthetical) (Detail) (Stock Options [Member], USD $)	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, closing price, per share	$ 33.47
Estimated number of common shares that could be forfeited before the vesting date	118,190